STATEMENTS OF NET ASSETS AVAILABLE FOR PLAN BENEFITS - NBT Bancorp Inc. 401(k) and Employee Stock Ownership Plan [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Investments, at fair value	$ 411,209,167	$ 360,983,991
Receivables:
Notes receivable from participants	3,492,310	3,450,393
Due from broker	86,234	62,387
Contributions receivable from employer	675,053	1,987,973
Total receivables	4,253,597	5,500,753
Total assets	415,462,764	366,484,744
Liabilities
Due to broker	92,118	41,865
Total liabilities	92,118	41,865
Net assets available for plan benefits	415,370,646	366,442,879
Mutual Funds [Member]
Investments, at fair value:
Investments, at fair value	363,169,532	307,131,380
Common Stock of NBT Bancorp Inc. [Member]
Investments, at fair value:
Investments, at fair value	30,074,182	35,226,305
Stable Value Fund [Member]
Investments, at fair value:
Investments, at fair value	17,933,465	18,539,578
Cash and Money Market Funds [Member]
Investments, at fair value:
Investments, at fair value	$ 31,988	$ 86,728